Subsequent Events (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 18, 2012
Project Financing [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 4,000,000
Rio Tinto Financing [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 1,800,000